Leases	12 Months Ended
Apr. 30, 2025
Presentation of leases for lessee [abstract]
LEASES
11.
LEASES

The Company has leases for lab and office space, automobiles and one item of lab equipment. Each lease is reflected in the consolidated statement of financial position as a right-of-use asset and a lease liability. The Company classifies right-of-use assets in a consistent manner to its property and equipment. The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2026	2,695
2027	2,692
2028	2,685
2029	2,366
2030	1,682
More than 5 years	4,514
Total minimum lease payments	16,634
Less: imputed interest	(3,231)
Total present value of minimum lease payments	13,403
Less: Current portion	(1,850)
Non-current portion	11,553

Total cash outflow for leases during the year ended April 30, 2025 was $1.6 million (2024 - $1.3 and 2023 - $1.3 million).

The nature of the Company’s leases by type of right-of-use asset as of April 30, 2025 is as follows:

Right-of-use asset type	No. of right-of- use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	3.7 - 8.7 years	6.6 years	1	—	3	3
Automobiles	4	1.7 - 4.5 years	3.7 years	—	—	4	4
Lab equipment	1	4.8 years	4.8 years	—	1	1	1

Right-of-use assets

The Company reviews long-lived assets with finite useful lives for impairment whenever circumstances indicate that the carrying amount of the asset may not be recoverable.

During the year ended April 30, 2023, the Company recorded a right-of-use asset of $7.4 million upon commencement of a new lease at the Utrecht, the Netherlands location. The lease includes an initial term of five years, and a renewal option for an additional five years. The Company has determined that it is reasonably certain to exercise the renewal option.

During the year ended April 30, 2024, the Company recorded a right-of-use asset of $3.7 million upon commencement of a new lease at the Oss, the Netherlands location. The lease includes an initial term of five years, and a renewal option. The Company has determined that it is reasonably certain to exercise the renewal option.

During the year ended April 30, 2024, the Company recorded a right-of-use asset of $3.5 million upon commencement of a new lease at the Victoria, the Canadian location. The lease includes an initial term of ten years.

During the year ended April 30, 2024, the Company recorded a right-of-use asset of $3.5 million upon commencement of a new lease at the Victoria, the Canadian location. The lease includes an initial term of ten years.

During the year ended April 30, 2025, the Company recorded a right-of-use asset of $70 thousand upon commencement of a new car lease at the BioStrand, the Belgium location. The lease includes an initial term of five years.

During the year ended April 30, 2025, the Company recorded a right-of-use asset of $70 thousand upon commencement of a new car lease at the BioStrand, the Belgium location. The lease includes an initial term of five years.

During the year ended April 30, 2025, the Company recorded a right-of-use asset of $67 thousand upon commencement of a new car lease at the BioStrand, the Belgium location. The lease includes an initial term of five years.

During the year ended April 30, 2025, the Company recorded a right-of-use asset of $0.6 million upon commencement of a new lab equipment lease at the Victoria, the Canadian location. The lease includes an initial term of five years.

During the year ended April 30, 2025, the Company recorded a right-of-use asset of $0.2 million upon an adjustment to the lease at the Utrecht, the Netherlands location.

The changes in the value of right-of-use assets during the years ended April 30, 2025 and 2024 are as follows:

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2023	9,085	167	—	9,252
Additions	7,826	1	—	7,827
Disposals	(1,634)	—	—	(1,634)
Foreign exchange	(133)	(3)	—	(136)
Balance, April 30, 2024	15,144	165	—	15,309
Additions	210	207	578	995
Disposals	—	(99)	—	(99)
Foreign exchange	820	18	—	838
Balance, April 30, 2025	16,174	291	578	17,043

Accumulated Depreciation:
Balance, April 30, 2023	1,752	57	—	1,809
Depreciation	1,723	56	—	1,779
Disposals	(1,606)	—	—	(1,606)
Foreign exchange	(38)	(1)	—	(39)
Balance, April 30, 2024	1,831	112	—	1,943
Depreciation	1,922	67	13	2,002
Disposals	—	(99)	—	(99)
Foreign exchange	158	7	—	165
Balance, April 30, 2025	3,911	87	13	4,011

Net Book Value:
April 30, 2024	13,313	53	—	13,366
April 30, 2025	12,263	204	565	13,032

Lease payments not recognized as a liability

The Company has elected not to recognize a lease liability for leases with an expected term of 12 months or less. Additionally, certain variable lease payments are not permitted to be recognized as lease liabilities and are recognized in profit and loss as incurred. The expense relating to payments not included in the measurement of the lease liability during the years ended April 30, 2025, 2024 and 2023 are as follows:

(in thousands)	2025 $	2024 $	2023 $
Leases of low value assets	21	7	40
Variable lease payments	567	467	215
	588	474	255